Income Taxes - Schedule of Reconciliation of Income Tax Expense (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Income Tax Expense [Abstract]
(Loss) Income before income tax expense	$ (50,834)	$ 212,850	$ 76,064
Hong Kong statutory income tax rate	16.50%	16.50%	16.50%
Computed income tax (benefit) expense with Hong Kong statutory income tax rate	$ (8,388)	$ 35,120	$ 12,551
Non-taxable income	(227)	(18)	(5,098)
Non-deductible expenses		984	2,703
Effect of tax concession		(383)	(766)
Effect of preferential tax rates in Hong Kong		(19,580)	(5,316)
Income tax benefits (provision for income taxes)	$ (8,615)	$ 16,123	$ 4,074